Short-Term Brorrowings (Summary of Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Federal Funds Purchased [Member]
Short Term Debt [Line Items]
Average balance	$ 1,263,792	$ 1,548,020	$ 1,599,718
Year-end balance	1,042,633	1,351,023	1,546,428
Maximum month-end outstanding	1,429,319	1,700,172	1,670,515
Average rate for the year	0.25%	0.25%	0.25%
Average rate at year-end	0.25%	0.25%	0.25%
Securities Sold Under Agreements To Repurchase [Member]
Short Term Debt [Line Items]
Average balance	487,923	380,871	560,215
Year-end balance	442,789	555,438	340,624
Maximum month-end outstanding	618,643	555,438	994,047
Average rate for the year	0.14%	0.18%	0.17%
Average rate at year-end	0.10%	0.15%	0.12%
Trading Liabilities [Member]
Short Term Debt [Line Items]
Average balance	665,095	589,461	609,772
Year-end balance	368,348	564,429	347,285
Maximum month-end outstanding	895,844	808,139	709,642
Average rate for the year	2.05%	1.77%	2.45%
Average rate at year-end	2.46%	1.88%	2.34%
Other Short Term Borrowings [Member]
Short Term Debt [Line Items]
Average balance	299,288	450,690	290,344
Year-end balance	181,146	441,201	172,550
Maximum month-end outstanding	$ 1,057,412	$ 1,270,180	$ 643,094
Average rate for the year	0.27%	0.15%	0.29%
Average rate at year-end	0.43%	0.25%	0.08%